Accounts payable	12 Months Ended
Dec. 31, 2013
Accounts payable [Abstract]
Accounts payable

6. Accounts payable

The following is a summary of accounts payable:

	As of December 31,
	2011	2012	2013
	US$	US$	US$
Payable to group buying merchants	14,700	6,107	4,010
Payable for advertisement fees	5,168	4,319	3,057
Payable related to purchases of property and equipment	-	394	28
Rebate payable to sales agents	-	206	1,205
Others	7	113	9
Total	19,875	11,139	8,309